Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Components Of Income Tax Expense (Benefit)

(In thousands)	2012	2011	2010
Current tax expense:
Federal	$-	$-	$8,515
State	496	3,727	2,499
Total current tax expense	496	3,727	11,014

Deferred tax expense (benefit):
Federal	8,982	(3,657)	3,275
State	1,532	(4,453)	188
Total deferred tax expense (benefit)	10,514	(8,110)	3,463
Total income tax expense (benefit)	$11,010	$(4,383)	$14,477

Schedule Of Effective Income Tax Rate Reconciliation

(In thousands)	2012	2011	2010
Computed tax expense (benefit) at statutory federal
rate of 35%	$9,610	$(16,891)	$12,397
Nondeductible goodwill impairment charge	-	11,703	-
Nondeductible compensation	91	637	378
Noncontrolling interests	(37)	18	(42)
State income taxes (benefits), net of federal income
tax benefit (expense)	1,318	(472)	1,746
Other	28	622	(2)
Total income tax expense (benefit)	$11,010	$(4,383)	$14,477

Schedule Of Net Deferred Tax Assets And Liabilities

(In thousands)	2012	2011
Deferred income tax assets:
Retirement benefits other than pension	$5,053	$5,349
Pension and related plans	6,228	9,022
Net operating loss	4,346	5,020
Debt issuance and discount	-	-
Accrued expenses	4,146	2,623
Other	1,379	2,523
	21,152	24,537
Deferred income tax liabilities:
Property and equipment	67,493	57,098
Intangibles	9,615	8,643
	77,108	65,741
Net deferred income tax liability	$55,956	$41,204

Reconciliation Of Change In Unrecognized Income Tax Benefits

(In thousands)	2012	2011
Balance at beginning of year	$484	$500
Additions for tax positions related to the current year	82	-
Increases (reductions) for tax positions related to prior years	43	(16)
	$609	$484